Material Accounting Policies (Details) - Schedule of Consolidated Balance Sheets and the Corresponding Hierarchy Rating for their Derived Fair Value Estimates	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost	Amortized cost
Restricted cash [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost	Amortized cost
Accounts receivable [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost	Amortized cost
Risk management contracts [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Fair value through profit and loss	FVTPL
Accounts payable and accrued liabilities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost	Amortized cost
Warrant liability [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Fair value through profit and loss	FVTPL
Long-term debt [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Amortized cost	Amortized cost